RESERVES - MOVEMENTS OF SPECIAL RESERVE - SAFETY PRODUCTION FUND (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of movements of special reserves - safety production fund [line items]
Beginning of the year	¥ 3,109,516
Appropriation for retained earnings	0			¥ 0	¥ 0
Utilisation	0			0	0
End of the year	3,188,161	$ 463,699		3,109,516
Other reserves [member]
Disclosure of movements of special reserves - safety production fund [line items]
Appropriation for retained earnings	242,456			227,250	204,792
Utilisation	¥ (242,456)			¥ (227,250)	¥ (204,792)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .